Share-based Payment and Non-Convertible Equity Certificates (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Share-based Payments [Abstract]
Disclosure of movement in the share-based payment liability	The movement in the share-based payment liability during the period is reflected below:

(EUR thousand)
SBP	As of March 31, 2021
Opening balance as of April 1	7,396
Valuation up to August 27	974
SBP value as of August 27	8,370
Expense recognized in the profit and loss upon capital reorganization	58,744
SBP value as of August 28	67,114
Cash settlements upon reorganization	(29,333)
Conversion upon reorganization of remaining SBP liability to equity at FV	(37,781)
Closing balance as of March 31, 2021	—

Disclosure of movement in the NC-PECs liability
The movement in the NC-PECs liability is reflected below:

(EUR thousand)	For the financial year ended March 31
NC-PECs	2021	2020	2019
Nominal value including accrued interest on NC-PECs issued at the beginning of the year	1,920	1,750	1,591
Mark-to-market fair value charge	(138)	—	—
Accrued interests on NC-PECs	79	(5)	159
Transfer to equity	(1,861)	—	—
Reclassifications	—	175	—
Total value of NC-PECs direct investment	—	1,920	1,750
Value at the beginning of the year	2,971	2,744	0
Accrued interest	120	227	—
Derecognition of residual amount to profit and loss	(101)	—	—
Transfer to equity	(2,990)	—	—
Reclassifications	—	—	2,744
Interest bearing obligations towards senior management of Global Blue Group	—	2,971	2,744
Total value of NC-PECs including accrued interest	—	4,891	4,494

(Thousand of units)	For the financial year ended March 31
NC-PECs	2021	2020	2019
NC-PECs issued at the beginning of the year	927	927	927
Issuance of NC-PECs	—	—	—
Transfer of NC-PECs to equity	(927)	—	—
Number of NC-PECs issued	—	927	927

Disclosure of share options tranches	Four tranches of options vesting on four respective vesting dates have been granted. Within each respective tranche, there are a further four tranches of options with four different exercise prices.

Share options granted (thousands)	02/15/2022	08/15/2022	08/15/2023	08/15/2024	Total
US$8.50	971	324	647	647	2,589
US$10.50	822	274	548	548	2,192
US$12.50	673	224	448	448	1,793
US$14.50	523	175	349	349	1,396
Total	2,989	997	1,992	1,992	7,970

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period

Grant date	11/12/2020	11/12/2020	11/12/2020	11/12/2020
Share price at grant date (USD)	10.34	10.34	10.34	10.34
Expiry date	08/15/2026	08/15/2026	08/15/2026	08/15/2026
Exercise price (USD)	8.5	10.5	12.5	14.5
Fair value per share option (USD)	0.58	0.20	0.05	0.01

Disclosure of restricted shares
On November 12, 2020, four tranches, a total of 475,491 restricted shares were granted to employees of the company.

Grant date	11/12/2020	11/12/2020	11/12/2020	11/12/2020
Vesting date	02/15/2022	08/15/2022	08/15/2023	08/15/2024
Share price at grant date (USD)	10.34	10.34	10.34	10.34
Number of shares	178,309	59,436	118,873	118,873
Expiry date	08/15/2026	08/15/2026	08/15/2026	08/15/2026
Risk free interest rate	0.14%	0.16%	0.22%	0.30%
Fair value per share (USD)	8.65	8.65	8.65	8.65